UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      12/31
                          --------------
Date of reporting period:    09/30/07
                          --------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 63.8%
   AUTOS AND TRANSPORTATION -- 1.4%
       3,500   Oshkosh Truck Corp.                             $    216,895
       8,500   UTI Worldwide, Inc.                                  195,330
---------------------------------------------------------------------------
                                                                    412,225
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 7.8%
      10,700   Cheesecake Factory, Inc.*                            251,129
      17,200   Chico's FAS, Inc.*                                   241,660
       4,300   Lamar Advertising Co.                                210,571
      13,000   Monster Worldwide, Inc.*                             442,780
       7,900   Omnicom Group, Inc.                                  379,911
      14,100   TJX Co., Inc.                                        409,887
       5,400   WPP Group plc - ADR                                  364,500
---------------------------------------------------------------------------
                                                                  2,300,438
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.6%
       6,100   Smithfield Foods, Inc.*                              192,150
---------------------------------------------------------------------------
   ENERGY -- 7.7%
       6,400   ConocoPhillips                                       561,728
      12,000   FMC Technologies, Inc.*                              691,920
       1,600   Grant Prideco, Inc.*                                  87,232
       5,900   Hess Corp.                                           392,527
       1,900   National-Oilwell Varco, Inc.*                        274,550
       6,600   Range Resources Corp.                                268,356
---------------------------------------------------------------------------
                                                                  2,276,313
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 12.5%
       3,100   AMB Property Corp.                                   185,411
       6,000   Bank of New York Mellon Corp.                        264,840
       4,400   CBL & Associates Properties, Inc.                    154,220
       8,300   CIT Group, Inc.                                      333,660
       4,200   Citigroup, Inc.                                      196,014
       2,650   Everest Re Group, Ltd.                               292,136
      16,300   JPMorgan Chase & Co.                                 746,866
       3,200   MBIA, Inc.                                           195,360
       6,600   Merrill Lynch & Co., Inc.                            470,448
       6,900   Prosperity Bancshares, Inc.                          228,804
       3,900   RenaissanceRe Holdings, Ltd.                         255,099
       7,800   Wachovia Corp.                                       391,170
---------------------------------------------------------------------------
                                                                  3,714,028
---------------------------------------------------------------------------
   HEALTH CARE -- 6.4%
       3,300   Beckman Coulter, Inc.                                243,408
       7,500   Biogen Idec, Inc.*                                   497,475
       6,900   Health Net, Inc.*                                    372,945
      13,800   Pharmaceutical Product Development, Inc.             489,072
       3,500   WellPoint, Inc.*                                     276,220
---------------------------------------------------------------------------
                                                                  1,879,120
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.3%
       2,400   Cleveland-Cliffs, Inc.                               211,128
       2,900   Cytec Industries, Inc.                               198,331
      10,600   Mosaic Co.*                                          567,312
---------------------------------------------------------------------------
                                                                    976,771
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 10.0%
       4,500   3M Co.                                               421,110
       4,100   Boeing Co.                                           430,459
      11,400   Centex Corp.+                                        302,898
       8,900   General Electric Co.                                 368,460
       4,600   Goodrich Corp.                                       313,858
       3,600   Hubbell, Inc.                                        205,632
       9,800   Joy Global, Inc.                                     498,428
       5,600   KLA-Tencor Corp.                                     312,368
       4,000   Molex, Inc. - Class A                                101,440
---------------------------------------------------------------------------
                                                                  2,954,653
---------------------------------------------------------------------------
   TECHNOLOGY -- 9.5%
       7,400   Amphenol Corp. - Class A                             294,224
       5,200   CACI International, Inc. - Class A*                  265,668
      20,000   Dice Holdings, Inc.*                                 205,600
      23,000   EMC Corp.*                                           478,400
      22,000   Jabil Circuit, Inc.                                  502,480
       5,900   L-3 Communications Holdings, Inc.                    602,626
      18,000   Taiwan Semiconductor Manufacturing Co. - ADR         182,160
       7,400   Zebra Technologies Corp. - Class A*                  270,026
---------------------------------------------------------------------------
                                                                  2,801,184
---------------------------------------------------------------------------
   UTILITIES -- 4.6%
       3,800   Constellation Energy Group                           326,002
       4,400   Mirant Corp.*                                        178,992
       3,800   SCANA Corp.                                          147,212
       5,300   Southern Co.                                         192,284
      16,600   Sprint Nextel Corp.                                  315,400
      14,000   Windstream Corp.                                     197,680
---------------------------------------------------------------------------
                                                                  1,357,570
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 18,864,452
---------------------------------------------------------------------------
FOREIGN STOCK -- 2.4%
   HEALTH CARE -- 2.4%
       3,900   Roche Holding AG                                $    707,142
---------------------------------------------------------------------------
INVESTMENT FUND -- 1.0%
     303,593   BBH Securities Lending Fund **                  $    303,593
---------------------------------------------------------------------------

See Notes to Schedules of Investments.

2

------------------------
TOUCHSTONE BALANCED FUND
------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

ASSET-BACKED SECURITIES -- 1.5%
   FINANCIAL SERVICES -- 1.5%
   $ 225,000   Banc of America
               Commercial
               Mortgage, Inc.             5.84     6/10/49     $    226,137
     225,000   Greenwich Capital
               Commercial
               Funding Corp.              5.44     3/10/39          222,345
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                  $    448,482
---------------------------------------------------------------------------
CORPORATE BONDS -- 5.5%
   BEVERAGES, FOOD & TOBACCO -- 0.4%
     120,000   Altria Group, Inc.         7.00     11/4/13          130,407
---------------------------------------------------------------------------
   CHEMICALS -- 1.1%
     325,000   E.I. du Pont de
               Nemours & Co.              4.13     4/30/10          319,880
---------------------------------------------------------------------------
   COMPUTERS -- 0.3%
      80,000   Hewlett-Packard Co.        5.25      3/1/12           80,340
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 0.3%
      70,000   Public Service
               Colorado                   7.88     10/1/12           77,441
---------------------------------------------------------------------------
   FARM MACHINERY AND EQUIPMENT -- 0.2%
      50,000   Deere & Co.                6.95     4/25/14           54,211
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 2.5%
     119,000   Bank of America
               Corp.                      4.88     9/15/12          116,459
      99,000   Citigroup, Inc.            5.25     2/27/12           98,979
      90,000   Countrywide
               Financial Corp.            4.50     6/15/10           81,112
      95,000   General Electric
               Capital Corp.              6.00     6/15/12           97,959
      50,000   International Lease
               Finance Corp.              5.30      5/1/12           49,264
     119,000   JP Morgan
               Chase & Co.                6.63     3/15/12          124,910
          77   Nykredit                   6.00     10/1/26               15
      80,000   Sprint Capital Corp.       6.13    11/15/08           80,589
     119,000   Wells Fargo Co.            4.88     1/12/11          117,881
---------------------------------------------------------------------------
                                                                    767,168
---------------------------------------------------------------------------
   RETAIL -- 0.2%
      45,000   Federated
               Department Stores          6.30      4/1/09           45,471
---------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING -- 0.3%
      80,000   Oracle Corp.               5.00     1/15/11           79,822
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.2%
      65,000   New Cingular
               Wireless Sv                8.13      5/1/12           72,076
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                          $  1,626,816
---------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
   $  25,000   Oklahoma
               City Airport               9.40     11/1/10     $     26,555
---------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.9%
   GREAT BRITAIN -- 0.9%
     105,000   United Kingdom
               Treasury                   8.00     12/7/15     $    256,466
---------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.4%
     197,000   Fannie Mae                 5.63    12/29/08          199,531
     100,000   Fannie Mae                 5.30      5/7/12          100,697
     100,000   Federal Home
               Loan Bank                  5.33      3/6/12          101,022
      25,000   Federal Home
               Loan Mortgage
               Corporation                4.88      2/9/10           25,255
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                             $    426,505
---------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 11.6%
      51,205   Fannie Mae                 6.00      1/1/14           51,968
     310,093   Fannie Mae                 5.50     11/1/33          304,600
     169,180   Fannie Mae                 5.67      2/1/37          170,459
     982,393   Fannie Mae                 6.00      6/1/37          983,862
     123,001   Federal National
               Mortgage Association
               Hybrid Arms                5.43      2/1/36          123,957
      88,853   Ginnie Mae                 6.00    12/15/32           89,621
     263,219   Ginnie Mae                 5.50     7/15/33          259,940
     262,670   Ginnie Mae                 6.00    11/15/33          264,363
     198,623   Ginnie Mae                 6.00    12/15/33          200,263
     390,046   Ginnie Mae                 6.00    12/15/33          393,266
     170,821   Ginnie Mae                 5.50     4/20/37          170,852
     399,545   Ginnie Mae                 6.00     7/15/37          402,120
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED OBLIGATIONS                                    $  3,415,271
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.2%
     300,000   U.S. Treasury Bond         5.00     5/15/37          307,734
   2,298,142   U.S. Treasury Inflation
               Index Note                 3.38     1/15/12        2,416,639
      65,329   U.S. Treasury Inflation
               Index Note                 2.63     7/15/17           67,340
      50,000   U.S. Treasury Note         4.13     8/31/12           49,797
     530,000   U.S. Treasury Note         4.75     8/15/17          537,122
     251,882   U.S. Treasury Note         2.00     1/15/26          240,548
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                $  3,619,180
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(COST $27,230,276)                                             $ 29,694,462
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                    (127,672)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $29,566,790
---------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $299,869.

**    Represents collateral for securities loaned.

ADR   - American Depository Receipt.

See Notes to Schedules of Investments.

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                        Value

COMMON STOCKS -- 99.0%
   AUTOS AND TRANSPORTATION -- 1.6%
      15,750   Genesee & Wyoming, Inc.*                        $    454,230
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 46.5%
      10,000   Ameristar Casinos, Inc.                              281,000
       8,000   Cabela's, Inc. - Class A*+                           189,200
      13,500   California Pizza Kitchen, Inc.*                      237,195
      30,000   CarMax, Inc.*+                                       609,900
      18,000   Carter's, Inc.*                                      359,100
      13,750   Cheesecake Factory, Inc. (The)*                      322,713
       7,000   Chemed Corp.                                         435,120
      10,000   Choice Hotels International, Inc.                    376,700
      12,000   ChoicePoint, Inc.*                                   455,040
      15,000   Copart, Inc.*                                        515,850
       6,500   CoStar Group, Inc.*                                  347,425
      30,000   DeVry, Inc.                                        1,110,300
      15,000   Dick's Sporting Goods, Inc.*                       1,007,250
      16,500   DSW, Inc. - Class A*+                                415,305
       4,000   Gaylord Entertainment Co.*                           212,880
      10,000   Isle of Capri Casinos, Inc.*+                        194,500
      11,250   J. Crew Group, Inc.*                                 466,875
      12,000   LKQ Corp.*                                           417,720
       5,200   National CineMedia, Inc.                             116,480
       5,000   Panera Bread Co.*                                    204,000
      20,000   Penske Automotive Group, Inc.                        404,800
       4,500   Pinnacle Entertainment, Inc.*                        122,535
       6,000   Polo Ralph Lauren Corp. - Class A                    466,500
      10,000   Select Comfort Corp.*+                               139,500
       3,000   Steiner Leisure Ltd.*                                130,200
       4,000   Strayer Education, Inc.                              674,520
       5,500   Tractor Supply Co.*+                                 253,495
       7,500   Under Armour, Inc. - Class A*+                       448,650
      10,000   Vail Resorts, Inc.*                                  622,900
      10,542   Wynn Resorts, Ltd.*                                1,660,997
---------------------------------------------------------------------------
                                                                 13,198,650
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.7%
       7,000   Church & Dwight Co., Inc.                            329,280
      10,000   Peet's Coffee & Tea, Inc.*                           279,100
       8,000   Ralcorp Holdings*                                    446,560
---------------------------------------------------------------------------
                                                                  1,054,940
---------------------------------------------------------------------------
   ENERGY -- 8.2%
       3,500   Carrizo Oil & Gas, Inc.*                             157,010
      15,000   Encore Acquisition Co.*                              474,750
       8,500   EXCO Resources, Inc.*                                140,590
      19,000   FMC Technologies, Inc.*                            1,095,540
       5,000   SEACOR Holdings, Inc.*                               475,500
---------------------------------------------------------------------------
                                                                  2,343,390
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 19.4%
       5,500   Acadia Realty Trust                                  149,215
       1,500   Alexander's, Inc.*                                   578,250
      12,000   Arch Capital Group Ltd.*                             892,920
      22,000   CB Richard Ellis Group, Inc.*                        612,480
       8,000   Central Pacific Financial Corp.                      233,600
       6,000   CheckFree Corp.*                                     279,240
      15,000   Cohen & Steers, Inc.                                 555,450
       2,752   Digital Realty Trust                                 108,401
       3,150   Evercore Partners, Inc. - Class A                     82,814
       6,000   FCStone Group, Inc.*                                 193,620
       5,000   Glacier Bancorp, Inc.                                112,600
      24,000   Jefferies Group, Inc.                                667,920
       3,200   Morningstar, Inc.*                                   196,480
       5,000   National Financial Partners Corp.                    264,900
       7,000   SVB Financial Group*                                 331,520
      15,500   UCBH Holdings, Inc.+                                 270,940
---------------------------------------------------------------------------
                                                                  5,530,350
---------------------------------------------------------------------------
   HEALTH CARE -- 13.0%
       9,000   Allscripts Healthcare Solutions, Inc.*+              243,270
      16,000   AMERIGROUP Corp.*                                    551,680
      11,000   Centene Corp.*                                       236,610
       5,000   Charles River Laboratories International, Inc.*      280,750
       6,000   Community Health Systems, Inc.*                      188,640
      11,000   Edwards Lifesciences Corp.*                          542,410
       3,500   Emeritus Corp.*                                       94,850
       4,000   Healthways, Inc.*+                                   215,880
      20,000   Hlth Corp.*                                          283,400
      12,000   Odyssey Healthcare, Inc.*                            115,320
       8,000   PRA International*                                   235,200
      11,000   PSS World Medical, Inc.*                             210,430
       4,800   WellCare Health Plans, Inc.*                         506,064
---------------------------------------------------------------------------
                                                                  3,704,504
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.4%
       5,500   Aecom Technology Corp.*                              192,115
       3,300   Brookfield Homes Corp.+                               61,215
       4,000   Eagle Materials, Inc.                                142,960
       7,400   Macquarie Infrastructure Co.                         285,566
---------------------------------------------------------------------------
                                                                    681,856
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 1.5%
      12,500   SBA Communications Corp.*                            441,000
---------------------------------------------------------------------------
   UTILITIES -- 2.7%
      10,000   ITC Holdings Corp.                                   495,500
       8,820   Southern Union Co.                                   274,390
---------------------------------------------------------------------------
                                                                    769,890
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 28,178,810
---------------------------------------------------------------------------
INVESTMENT FUND -- 11.2%
   3,188,225   BBH Securities Lending Fund **                  $  3,188,225
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 110.2%
(COST $20,728,625)                                             $ 31,367,035
LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.2%)                 (2,899,253)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 28,467,782
---------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $3,038,810.

**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

4

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date          Value

CORPORATE BONDS -- 28.2%
   BANKING -- 1.6%
   $ 135,000   BB&T Capital Trust I       5.85     8/18/35     $    122,031
     150,000   Capital One Bank           4.25     12/1/08          148,276
     260,000   USB Capital IX             6.19     4/15/49          260,173
     100,000   Wachovia Capital
               Trust III                  5.80     3/15/42           99,329
---------------------------------------------------------------------------
                                                                    629,809
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.4%
     175,000   Mohawk
               Industries, Inc.           5.75     1/15/11          176,585
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 3.9%
     140,000   Con Edison
               Co. of NY                  5.30      3/1/35          122,518
     145,000   Duke Capital               8.00     10/1/19          160,996
     160,000   Enel Finance
               International, 144A        6.25     9/15/17          160,592
     145,000   FPL Group
               Capital, Inc.              6.35     10/1/66          137,593
     210,000   Midamerican
               Energy Holdings            6.13      4/1/36          203,865
     150,000   Natl Grid PLC              6.30      8/1/16          151,713
     145,000   Pacific Gas & Electric     5.80      3/1/37          137,039
     285,000   PSI Energy, Inc.           7.85    10/15/07          285,213
     175,000   Southern Power Co.         4.88     7/15/15          163,617
---------------------------------------------------------------------------
                                                                  1,523,146
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.1%
     220,000   CIT Group, Inc.            5.60     4/27/11          214,309
     295,000   Countrywide
               Home Loan                  4.13     9/15/09          271,130
     165,000   John Deere
               Capital Corp.              7.00     3/15/12          176,403
     215,000   Lehman Brothers
               Holdings                   5.50      4/4/16          202,767
     125,000   Morgan Stanley             5.63      1/9/12          125,989
     220,000   XSTRATA Finance
               Canada, 144A               5.50    11/16/11          218,654
---------------------------------------------------------------------------
                                                                  1,209,252
---------------------------------------------------------------------------
   FOOD -- 1.2%
     280,000   Kellogg Co.                6.60      4/1/11          292,267
     175,000   Miller Brewing
               Co., 144A                  4.25     8/15/08          173,269
---------------------------------------------------------------------------
                                                                    465,536
---------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
     150,000   Astrazeneca plc            6.45     9/15/37          155,530
---------------------------------------------------------------------------
   INSURANCE -- 0.3%
     115,000   Allstate Corp.             6.13     5/15/37          112,753
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.5%
     212,000   British Sky
               Broadcasting               6.88     2/23/09          216,940
---------------------------------------------------------------------------
   MISCELLANEOUS -- 10.1%
   4,140,000   Dow Jones
               CDX HY 8-T1                7.63     6/20/12        4,000,274
---------------------------------------------------------------------------
   OIL & GAS -- 1.7%
     140,000   Canadian Natural
               Resources, Ltd.            6.25     3/15/38          135,054
     120,000   Encana Corp.               6.50     8/15/34          122,795
      65,000   Plains All American
               Pipeline                   6.65     1/15/37           64,659
     110,000   R.R. Donnelley
               & Sons Co.                 5.63     1/15/12          110,842
     250,000   Ras Laffan
               Lng II, 144A               5.30     9/30/20          238,537
---------------------------------------------------------------------------
                                                                    671,887
---------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 0.8%
     155,000   Avalonbay
               Communities                5.75     9/15/16          150,613
     175,000   WEA Finance, 144A          5.70     10/1/16          169,281
---------------------------------------------------------------------------
                                                                    319,894
---------------------------------------------------------------------------
   RETAIL -- 1.5%
     140,000   Federated
               Retail Holding             5.35     3/15/12          137,287
     120,000   May Department
               Stores                     5.95     11/1/08          120,125
     350,000   Wal-Mart
               Stores, Inc.               5.80     2/15/18          352,422
---------------------------------------------------------------------------
                                                                    609,834
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.7%
     175,000   AT&T, Inc.                 6.80     5/15/36          187,296
     175,000   Deutsche
               Telekom Finance            5.38     3/23/11          175,041
     130,000   Rogers Wireless, Inc.      7.50     3/15/15          139,324
     175,000   Verizon
               Communications             6.25      4/1/37          175,988
---------------------------------------------------------------------------
                                                                    677,649
---------------------------------------------------------------------------
   TRANSPORTATION -- 1.0%
     380,000   Union Pacific Co.          6.63      2/1/08          381,305
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                          $ 11,150,394
---------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 20.6%
      17,576   Federal Home
               Loan Mortgage
               Corporation                7.00      5/1/30           18,445
     460,584   Federal Home
               Loan Mortgage
               Corporation                5.50      5/1/33          452,291
     345,799   Federal Home
               Loan Mortgage
               Corporation                5.00      8/1/33          331,002
     402,137   Federal Home
               Loan Mortgage
               Corporation                6.00      9/1/35          403,081
     686,611   Federal Home
               Loan Mortgage
               Corporation                6.00     12/1/36          687,423
     255,059   Federal National
               Mortgage Association       4.50      6/1/18          246,239
      46,835   Federal National
               Mortgage Association       8.00      5/1/30           49,363
      43,085   Federal National
               Mortgage Association       7.50      1/1/31           45,096

See Notes to Schedules of Investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 20.6% - CONTINUED
   $  35,910   Federal National
               Mortgage Association       6.50      6/1/31     $     36,492
     185,929   Federal National
               Mortgage Association       6.50      6/1/32          190,770
     242,171   Federal National
               Mortgage Association       6.50      9/1/32          248,023
      43,448   Federal National
               Mortgage Association       6.50      9/1/32           44,498
     156,113   Federal National
               Mortgage Association       6.50     12/1/32          159,885
     340,163   Federal National
               Mortgage Association       4.50      8/1/33          316,272
     624,913   Federal National
               Mortgage Association       5.50      8/1/33          613,843
     428,149   Federal National
               Mortgage Association       5.50     10/1/33          420,564
     149,900   Federal National
               Mortgage Association       5.00      4/1/34          143,365
     624,142   Federal National
               Mortgage Association       5.00      4/1/34          596,934
     542,232   Federal National
               Mortgage Association       6.00     10/1/35          538,651
     669,274   Federal National
               Mortgage Association       5.50      4/1/36          670,324
     759,656   Federal National
               Mortgage Association       6.00      7/1/36          760,794
     748,109   Federal National
               Mortgage Association       5.50      7/1/37          732,772
     309,071   Federal National
               Mortgage Association       6.50      8/1/37          314,711
      41,141   Government
               National Mortgage
               Association                5.75     9/20/24           41,525
      63,216   Government
               National Mortgage
               Association                4.00    10/17/29           59,398
       6,769   Government
               National Mortgage
               Association                8.00     7/15/30            7,169
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                        $  8,128,930
---------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 27.7%
     575,000   Bear Stearns
               Commercial Mortgage,
               Series 2005-PWR9,
               Class A4A                  4.87     9/11/42          553,742
     550,000   Bear Stearns
               Commercial Mortgage,
               Series 2007-PW16,
               Class A4                   5.71     6/11/40          556,414
     700,000   Countrywide Securities,
               Series 2007-S1,
               Class A5                   6.02    11/25/36          640,070
   1,000,000   Credit Suisse First
               Boston Mortgage
               Securities Corp.           5.00     7/25/35          985,349
     624,196   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                  5.50    10/25/35          599,228
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                   5.22     8/15/48          243,554
     461,413   Deutsche Bank
               Alternative Loan
               Trust, Series 2003-2XS,
               Class A6                   4.97     9/25/33          457,186
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series 2005-3,
               Class 4A4                  5.25     6/25/35          680,105
     811,559   First Horizon
               Mortgage Pass-Through
               Trust, Series 2004-3,
               Class 2A1                  4.50     6/25/19          779,604
     600,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2002-2A,
               Class A3                   5.35     8/11/36          603,385
     735,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                   3.92    11/10/38          719,793
     401,572   IMPAC Secured
               Assets Corp.,
               Series 2003-2,
               Class A1                   5.50     8/25/33          392,285
     700,000   Morgan Stanley
               Mortgage Loan Trust,
               Series 2007-3XS,
               Class 2A4S                 5.96     1/25/47          700,280
     336,704   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                   5.50     6/25/35          322,441
     388,362   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                  6.00     4/25/36          383,465
     260,997   Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class A2                   5.75     2/25/36          261,992
     424,659   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                  5.50    10/25/35          413,512
     423,604   Washington Mutual
               Alternative Loan
               Trust, Series 2005-9,
               Class 2A4                  5.50    11/25/35          423,981

See Notes to Schedules of Investments.

6

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date          Value

MORTGAGE RELATED SECURITIES -- 27.7% - CONTINUED
   $ 550,000   Wells Fargo
               Mortgage Backed
               Securities                 5.50     6/25/33     $    526,963
     704,161   Wells Fargo
               Mortgage Backed
               Securities                 4.93     2/25/34          689,322
---------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                              $ 10,932,671
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
     775,000   Federal Home
               Loan Mortgage
               Corporation                5.13     8/23/10          789,431
   1,115,000   Federal National
               Mortgage Association       5.63    11/15/21        1,108,994
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                       $  1,898,425
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.2%
     175,000   U.S. Treasury Bond         4.50     2/15/36          165,908
     315,000   U.S. Treasury Bond         4.75     2/15/37          310,644
   1,265,456   U.S. Treasury Inflation
               Index Note                 1.63     1/15/15        1,210,685
   2,000,000   U.S. Treasury Note         4.63     7/31/12        2,034,845
   1,095,000   U.S. Treasury Note         4.50     5/15/17        1,088,841
   1,560,000   U.S. Treasury Note         4.75     8/15/17        1,580,963
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                $  6,391,886
---------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
   FINANCIAL SERVICES -- 0.8%
      12,500   Citigroup VIII                                  $    306,125
---------------------------------------------------------------------------
INVESTMENT FUND -- 0.8%
     307,795   Touchstone Institutional
               Money Market Fund ^                             $    307,795
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(COST $39,162,849)                                             $ 39,116,226
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                       338,503
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $39,454,729
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $960,333 or 2.43% of net assets.

See Notes to Schedules of Investments.

                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                      ------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                        Value

COMMON STOCKS -- 91.0%
   AUTOS AND TRANSPORTATION -- 1.9%
       8,910   United Parcel Service, Inc. - Class B           $    669,141
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 13.9%
       9,355   Kimberly-Clark Corp.                                 657,282
      18,590   McDonald's Corp.                                   1,012,597
      21,610   Omnicom Group, Inc.                                1,039,225
      16,330   Viacom, Inc. - Class B*                              636,380
      10,160   Wal-Mart Stores, Inc.                                443,484
      29,280   Waste Management, Inc.                             1,105,028
---------------------------------------------------------------------------
                                                                  4,893,996
---------------------------------------------------------------------------
   ENERGY -- 2.0%
       9,960   BP plc - ADR                                         690,726
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 25.5%
      11,550   American Express Co.                                 685,724
      23,755   American International Group, Inc.                 1,607,026
      28,465   Bank of America Corp.                              1,430,936
      25,475   Citigroup, Inc.                                    1,188,918
      14,950   Freddie Mac                                          882,200
       4,000   Goldman Sachs Group, Inc.                            866,960
      10,090   State Street Corp.                                   687,734
      33,180   Wachovia Corp.                                     1,663,976
---------------------------------------------------------------------------
                                                                  9,013,474
---------------------------------------------------------------------------
   HEALTH CARE -- 20.0%
      40,750   Boston Scientific Corp.*                             568,463
       6,268   Covidien Ltd.                                        260,122
      33,250   CVS Corp.                                          1,317,697
      18,810   Genzyme Corp.*                                     1,165,468
      15,730   Johnson & Johnson                                  1,033,461
      58,230   Pfizer, Inc.                                       1,422,558
      13,505   Wyeth                                                601,648
       8,530   Zimmer Holdings, Inc.*                               690,845
---------------------------------------------------------------------------
                                                                  7,060,262
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 13.6%
      37,605   Applied Materials, Inc.                              778,424
      47,760   General Electric Co.                               1,977,263
      14,688   Tyco International Ltd.                              651,266
      17,500   United Technologies Corp.                          1,408,400
---------------------------------------------------------------------------
                                                                  4,815,353
---------------------------------------------------------------------------
   TECHNOLOGY -- 10.8%
      48,145   Microsoft Corp.                                    1,418,352
      60,460   Motorola, Inc.                                     1,120,324
      49,205   Oracle Corp.*                                      1,065,288
       5,808   Tyco Electronics Ltd.                                205,777
---------------------------------------------------------------------------
                                                                  3,809,741
---------------------------------------------------------------------------
   UTILITIES -- 3.3%
      61,255   Sprint Nextel Corp.                                1,163,845
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 32,116,538
---------------------------------------------------------------------------
INVESTMENT FUND -- 9.0%
   3,192,262   Touchstone Institutional
               Money Market Fund ^                             $  3,192,262
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(COST $32,363,139)                                             $ 35,308,800
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                        (1,324)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 35,307,476
---------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR   - American Depository Receipt.

See Notes to Schedules of Investments.

8

-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 96.6%
   CONSUMER DISCRETIONARY -- 6.7%
       4,300   Abercrombie & Fitch Co.                         $    347,010
       7,900   Carnival Corp.                                       382,597
       7,930   Idearc, Inc.                                         249,557
       3,100   Kohl's Corp.*                                        177,723
       5,000   Limited Brands, Inc.                                 114,450
       6,000   Lowe's Companies, Inc.                               168,120
       5,900   Macy's, Inc.                                         190,688
       6,700   Pinnacle Entertainment, Inc.*                        182,441
---------------------------------------------------------------------------
                                                                  1,812,586
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 5.7%
       8,300   Altria Group, Inc.                                   577,099
       6,100   Diageo plc- ADR                                      535,153
       6,500   Unilever NV                                          200,525
       4,200   UST, Inc.+                                           208,320
---------------------------------------------------------------------------
                                                                  1,521,097
---------------------------------------------------------------------------
   ENERGY -- 9.2%
       2,525   Chevron Corp.                                        236,290
       3,150   ConocoPhillips                                       276,476
      13,200   Exxon Mobil Corp.                                  1,221,791
       3,000   Hess Corp.                                           199,590
       4,200   Marathon Oil Corp.                                   239,484
       2,900   Schlumberger Ltd.+                                   304,500
---------------------------------------------------------------------------
                                                                  2,478,131
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 30.5%
       6,400   Allstate                                             366,016
      12,600   American International Group                         852,390
       6,300   Ameriprise Financial, Inc.                           397,593
      21,579   Bank of America                                    1,084,776
       4,600   BB&T                                                 185,794
      10,725   Citigroup, Inc.                                      500,536
       6,600   FelCor Lodging Trust, Inc.                           131,538
       2,020   Goldman Sachs Group                                  437,815
      10,800   Host Hotels & Resorts, Inc.                          242,352
      17,500   J.P. Morgan Chase & Co.                              801,850
       4,800   Lincoln National Corp.                               316,656
      12,800   Loews Corp.                                          618,880
       4,400   Merrill Lynch & Co., Inc.                            313,632
       6,600   Morgan Stanley                                       415,800
      19,600   New York Community Bancorp, Inc.                     373,380
       8,200   PNC Financial Services Group                         558,420
       2,300   SunTrust Banks                                       174,041
      10,200   TD Ameritrade Holding Corp.*                         185,844
       7,900   Washington Mutual, Inc.                              278,949
---------------------------------------------------------------------------
                                                                  8,236,262
---------------------------------------------------------------------------
   HEALTH CARE -- 12.5%
       7,050   Abbott Laboratories                                  378,021
       8,175   Baxter International, Inc.                           460,089
      15,200   CVS Caremark Corp.                                   602,376
      12,000   Merck & Co., Inc.                                    620,280
       6,200   Novartis AG                                          340,752
      14,300   Pfizer, Inc.                                         349,349
       5,900   UnitedHealth Group, Inc.                             285,737
       7,100   Wyeth                                                316,305
---------------------------------------------------------------------------
                                                                  3,352,909
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 4.9%
      11,100   Alcoa, Inc.                                          434,232
      10,800   Packaging Corp. of America                           313,956
       9,000   Textron, Inc.                                        559,890
---------------------------------------------------------------------------
                                                                  1,308,078
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 8.2%
       6,200   Emerson Electric Co.                                 329,964
      19,700   General Electric Co.                                 815,580
       7,500   Honeywell International                              446,025
      16,400   Nokia Oyj - ADR                                      622,052
---------------------------------------------------------------------------
                                                                  2,213,621
---------------------------------------------------------------------------
   TECHNOLOGY -- 6.7%
       7,300   Autodesk, Inc.*                                      364,781
       5,700   Harris Corp.                                         329,403
      16,400   Microsoft  Corp.                                     483,144
      16,300   Symantec Corp.*                                      315,894
      29,800   Taiwan Semiconductor - ADR                           301,576
---------------------------------------------------------------------------
                                                                  1,794,798
---------------------------------------------------------------------------
   UTILITIES -- 12.2%
      31,400   AT&T, Inc.                                         1,328,534
      12,600   Citizens Communications Co.                          180,432
      13,200   Duke Energy Corp.                                    246,708
      11,200   FPL Group, Inc.                                      681,856
      19,100   Verizon Communications                               845,748
---------------------------------------------------------------------------
                                                                  3,283,278
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 26,000,760
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.9%
     519,686   BBH Securities Lending Fund **                       519,686
     808,440   Touchstone Institutional
               Money Market Fund ^                                  808,440
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $  1,328,126
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $24,723,182)                                             $ 27,328,886
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                    (410,676)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 26,918,210
---------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $507,692.

**    Represents collateral for securities loaned.

ADR   - American Depository Receipt.

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 96.8%
   AEROSPACE & DEFENSE -- 0.5%
   $ 171,000   DRS Technologies, Inc.     6.63      2/1/16     $    168,863
---------------------------------------------------------------------------
   AUTOMOTIVE -- 8.4%
     198,000   American Axle &
               Manufacturing
               Holdings, Inc.             7.88      3/1/17          191,070
     503,000   Asbury Automotive
               Group                      8.00     3/15/14          485,394
      12,000   Asbury Automotive
               Group Inc., 144A           7.63     3/15/17           11,040
      75,000   Autonation, Inc.           7.00     4/15/14           71,625
     200,000   Ford Motor
               Credit Co.                 7.88     6/15/10          195,505
     300,000   Ford Motor
               Credit Co.                 7.00     10/1/13          271,110
     200,000   Ford Motor
               Credit Co.                 7.45     7/16/31          157,000
     227,000   General Motors+            8.38     7/15/33          198,909
     257,000   General Motors
               Acceptance Corp.           6.88     9/15/11          244,578
     420,000   General Motors
               Acceptance Corp.           8.00     11/1/31          412,054
     346,000   United Auto
               Group, Inc.                7.75    12/15/16          331,295
---------------------------------------------------------------------------
                                                                  2,569,580
---------------------------------------------------------------------------
   BUILDING PRODUCTS -- 1.6%
     120,000   Texas Industries, Inc.     7.25     7/15/13          119,700
     405,000   U.S. Concrete              8.38      4/1/14          376,650
---------------------------------------------------------------------------
                                                                    496,350
---------------------------------------------------------------------------
   CHEMICALS -- 1.9%
     108,000   Mosaic Co., 144A           7.38     12/1/14          113,400
      88,000   Mosaic Co., 144A           7.63     12/1/16           93,830
     238,000   Nell Af Sarl, 144A         8.38     8/15/15          217,175
     150,000   Polyone Corp.+             8.88      5/1/12          154,500
---------------------------------------------------------------------------
                                                                    578,905
---------------------------------------------------------------------------
   COAL -- 3.4%
     500,000   Foundation PA
               Coal Co.                   7.25      8/1/14          490,000
     500,000   Massey Energy Co.          6.88    12/15/13          466,250
      82,000   Peabody Energy
               Corp.                      7.38     11/1/16           86,510
---------------------------------------------------------------------------
                                                                  1,042,760
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.5%
     309,000   SunGard Data
               Systems, Inc.              9.13     8/15/13          321,360
     152,000   SunGard Data
               Systems, Inc.              4.88     1/15/14          132,620
---------------------------------------------------------------------------
                                                                    453,980
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.9%
      26,000   Jarden Corp.               7.50      5/1/17           25,155
     535,000   Visant Holding
               Corp.                      8.75     12/1/13          547,038
---------------------------------------------------------------------------
                                                                    572,193
---------------------------------------------------------------------------
   ENERGY -- 10.4%
     385,000   Atlas Pipeline
               Partners                   8.13    12/15/15          379,225
     223,000   Aventine Renewable
               Energy                    10.00      4/1/17          201,815
     500,000   Basic Energy
               Services                   7.13     4/15/16          486,250
     149,000   Chesapeake
               Energy Corp.               6.50     8/15/17          144,903
     114,000   Copano Energy LLC          8.13      3/1/16          115,995
     245,000   Forest Oil
               Corp., 144A                7.25     6/15/19          245,000
     161,000   Glencore Funding
               LLC, 144A                  6.00     4/15/14          158,578
     100,000   Holly Energy
               Partners LP                6.25      3/1/15           93,000
     492,000   Sabine Pass Lng LP         7.25    11/30/13          484,620
     367,000   Teppco Partners LP         7.00      6/1/67          333,080
     500,000   United Refining Co.       10.50     8/15/12          514,999
---------------------------------------------------------------------------
                                                                  3,157,465
---------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.5%
     150,000   Allied Waste
               Industries                 9.25      5/1/21          162,750
---------------------------------------------------------------------------
   FOOD PROCESSORS -- 0.7%
     225,000   Del Monte Corp.            8.63    12/15/12          228,375
---------------------------------------------------------------------------
   FUNERAL SERVICES -- 2.7%
     500,000   Service Corp.
               International              6.75      4/1/16          484,375
     350,000   Stewart
               Enterprises                6.25     2/15/13          340,375
---------------------------------------------------------------------------
                                                                    824,750
---------------------------------------------------------------------------
   GAMING -- 0.7%
     250,000   Station Casinos            6.50      2/1/14          220,000
---------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 4.2%
     260,000   HCA, Inc.                  5.75     3/15/14          218,075
     238,000   HCA, Inc., 144A            9.25    11/15/16          252,875
      45,000   Iasis Healthcare           8.75     6/15/14           45,563
     147,000   Omnicare, Inc.             6.88    12/15/15          135,975
     253,000   Res-Care, Inc.             7.75    10/15/13          250,470
     380,000   U.S. Oncology              9.00     8/15/12          382,850
---------------------------------------------------------------------------
                                                                  1,285,808
---------------------------------------------------------------------------
   HEALTHCARE -- 3.5%
     596,000   Advanced
               Medical Optics             7.50      5/1/17          548,320
     316,000   Invacare Corp.             9.75     2/15/15          316,000
     208,000   Universal Hospital
               Services FRN, 144A         8.76    11/30/07          206,960
---------------------------------------------------------------------------
                                                                  1,071,280
---------------------------------------------------------------------------
   HEAVY MACHINERY -- 1.6%
     488,000   Dresser-Rand
               Group, Inc.                7.38     11/1/14          486,780
---------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.         8.25     6/15/14          129,968
---------------------------------------------------------------------------

See Notes to Schedules of Investments.

10

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date          Value

CORPORATE BONDS -- 96.8% - CONTINUED
   HOUSING -- 4.1%
   $ 315,000   Beazer
               Homes USA+                 6.88     7/15/15     $    233,100
     169,000   Champion
               Enterprises                7.63     5/15/09          164,353
     460,000   K Hovnanian
               Enterprises                6.25     1/15/15          349,600
     400,000   M/I Homes, Inc.            6.88      4/1/12          328,000
     250,000   Meritage Homes
               Corp.                      6.25     3/15/15          195,000
---------------------------------------------------------------------------
                                                                  1,270,053
---------------------------------------------------------------------------
   INDUSTRIALS -- 1.7%
      48,000   Baldor Electric Co.        8.63     2/15/17           50,160
     122,000   Belden CDT
               Inc., 144A                 7.00     3/15/17          120,780
     382,000   Mueller Water
               Products, 144A             7.38      6/1/17          355,260
---------------------------------------------------------------------------
                                                                    526,200
---------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
     200,000   Trinity Industries, Inc.   6.50     3/15/14          192,000
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 9.8%
     205,000   Clear Channel
               Communications             4.25     5/15/09          195,403
     447,000   CSC Holdings, Inc.         8.13     7/15/09          454,822
     430,000   Dex Media, Inc.*           0.00    11/15/13          404,200
     143,000   Dex Media, Inc.*           0.00    11/15/13          134,420
     122,000   Dex Media, Inc.            8.00    11/15/13          122,915
     537,000   Idearc, Inc.               8.00    11/15/16          535,657
     122,000   Lamar Media Corp.          7.25      1/1/13          122,610
     139,000   Lamar Media Corp.          6.63     8/15/15          134,135
     152,000   Quebecor Media             7.75     3/15/16          144,970
      35,000   Quebecor
               Media, 144A                7.75     3/15/16           33,381
      60,000   R.H. Donnelley
               Corp., 144A                8.88    10/15/17           60,900
      48,000   Radio One, Inc.            8.88      7/1/11           47,520
     361,000   Videotron Ltee             6.88     1/15/14          354,683
      48,000   Virgin Media
               Finance plc                8.75     4/15/14           49,200
     240,000   Warner Music
               Group Corp.                7.38     4/15/14          208,800
---------------------------------------------------------------------------
                                                                  3,003,616
---------------------------------------------------------------------------
   METALS -- 5.1%
     167,000   Freepoert McMoRan
               Copper & Gold, Inc.        8.25      4/1/15          180,360
     610,000   Gibraltar
               Industries, Inc.           8.00     12/1/15          573,400
     200,000   Newmont Mining             8.63     5/15/11          222,764
     317,000   Novelis, Inc.              7.25     2/15/15          305,905
      80,000   PNA Group, Inc.           10.75      9/1/16           81,600
     147,000   Steel Dynamics,
               Inc., 144A                 6.75      4/1/15          141,855
      77,000   Tube City IMS
               Corp.                      9.75      2/1/15           75,268
---------------------------------------------------------------------------
                                                                  1,581,152
---------------------------------------------------------------------------
   MISCELLANEOUS -- 3.1%
   1,000,000   Dow Jones
               CDX HY, 144A               7.63     6/20/12          966,250
---------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.7%
     524,000   Ikon Office
               Solutions                  7.75     9/15/15          526,620
---------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.6%
     180,000   Owens-Brockway
               Glass Containers           6.75     12/1/14          177,525
---------------------------------------------------------------------------
   REAL ESTATE -- 0.5%
     158,000   Ventas Realty LP           7.13      6/1/15          161,160
---------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.2%
     225,000   NXP BV/ NXP
               Funding LLC                7.88    10/15/14          216,563
     483,000   Sensata Technologies       8.00      5/1/14          470,925
---------------------------------------------------------------------------
                                                                    687,488
---------------------------------------------------------------------------
   SERVICES -- 3.3%
     476,000   Aramark
               Services, Inc.             8.50      2/1/15          485,520
     287,000   Ashtead
               Capital, Inc., 144A        9.00     8/15/16          283,054
     250,000   United Rentals
               NA, Inc.                   6.50     2/15/12          253,125
---------------------------------------------------------------------------
                                                                  1,021,699
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 9.6%
     247,000   American
               Tower Corp., 144A          7.00    10/15/17          248,544
     500,000   Broadwing                  7.25     6/15/23          475,000
     140,000   Cincinnati Bell, Inc.      8.38     1/15/14          139,650
     522,000   Citizens
               Communications             6.25     1/15/13          508,950
     475,000   GCI, Inc.                  7.25     2/15/14          439,375
      12,000   General
               Cable Corp.                7.13      4/1/17           11,760
     536,000   Panamsat Corp.             9.00     8/15/14          552,079
     538,000   Windstream Corp.           8.63      8/1/16          573,642
---------------------------------------------------------------------------
                                                                  2,949,000
---------------------------------------------------------------------------
   TRANSPORTATION -- 2.9%
     530,000   CHC Helicopter
               Corp.                      7.38      5/1/14          503,500
     350,000   Overseas
               Shipping Group             8.75     12/1/13          376,250
---------------------------------------------------------------------------
                                                                    879,750
---------------------------------------------------------------------------
   UTILITIES -- 7.7%
     287,000   CMS Energy                 6.30      2/1/12          286,797
     341,000   Dynegy
               Holdings, Inc., 144A       7.75      6/1/19          326,081
     166,000   Edison Mission
               Energy                     7.50     6/15/13          170,150
     118,000   Edison Mission
               Energy, 144A               7.00     5/15/17          116,230
     200,000   Enterprise Products        8.38      8/1/66          205,550
     350,000   Intergen NV, 144A          9.00     6/30/17          367,500
     500,000   NRG Energy                 7.25      2/1/14          501,250
     320,000   Regency Energy
               Partners, 144A             8.38    12/15/13          335,200
      51,000   Reliant Energy, Inc.       7.63     6/15/14           51,000
---------------------------------------------------------------------------
                                                                  2,359,758
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                          $ 29,752,078
---------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                         Value

INVESTMENT FUNDS -- 4.3%
     608,758   BBH Securities Lending Fund **                  $    608,758
     697,214   Touchstone Institutional
               Money Market Fund ^                                  697,214
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $  1,305,972
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.1%
(COST $31,723,722)                                             $ 31,058,050
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                    (337,561)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 30,720,489
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $580,385.

*     Non-income producing security.

**    Represents collateral for securities loaned.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $4,653,893 or 15.15% of net assets.

FRN   - Floating Rate Note

See Notes to Schedules of Investments.

12

-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                        Value

COMMON STOCKS -- 98.3%
   AUTOS AND TRANSPORTATION -- 1.6%
      11,640   General Motors Corp.+                           $    427,188
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 7.3%
      11,640   Home Depot, Inc.                                     377,602
      11,640   McDonald's Corp.                                     634,030
      11,640   Wal-Mart Stores, Inc.                                508,086
      11,640   Walt Disney Co. (The)                                400,300
---------------------------------------------------------------------------
                                                                  1,920,018
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 16.4%
      40,140   Altria Group                                       2,790,934
      11,640   Coca-Cola Co.                                        668,951
      11,640   Procter & Gamble Co.                                 818,758
---------------------------------------------------------------------------
                                                                  4,278,643
---------------------------------------------------------------------------
   ENERGY -- 4.1%
      11,640   Exxon Mobil Corp.                                  1,077,398
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 17.2%
      11,640   American Express Co.                                 691,067
      11,640   American International Group, Inc.                   787,446
      53,150   Citigroup, Inc.                                    2,480,510
      11,640   J.P. Morgan Chase & Co.                              533,345
---------------------------------------------------------------------------
                                                                  4,492,368
---------------------------------------------------------------------------
   HEALTH CARE -- 13.7%
      11,640   Johnson & Johnson                                    764,748
      11,640   Merck & Co., Inc.                                    601,672
      91,140   Pfizer, Inc.                                       2,226,550
---------------------------------------------------------------------------
                                                                  3,592,970
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.9%
      11,640   Alcoa, Inc.                                          455,357
      11,640   Du Pont (E.I.) De Nemours                            576,878
---------------------------------------------------------------------------
                                                                  1,032,235
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 20.4%
      11,640   Boeing Co.                                         1,222,084
      11,640   Caterpiller, Inc.                                    912,925
      11,640   General Electric Co.                                 481,896
      11,640   Honeywell International                              692,231
      11,640   Minnesota Mining & Manufacturing (3M)              1,089,271
      11,640   United Technologies Corp.                            936,787
---------------------------------------------------------------------------
                                                                  5,335,194
---------------------------------------------------------------------------
   TECHNOLOGY -- 9.9%
      11,640   Hewlett-Packard Co.                                  579,556
      11,640   Intel Corp.                                          301,010
      11,640   International Business Machines Corp.              1,371,192
      11,640   Microsoft Corp.                                      342,914
---------------------------------------------------------------------------
                                                                  2,594,672
---------------------------------------------------------------------------
   UTILITIES -- 3.8%
      11,640   AT&T, Inc.                                           492,488
      11,640   Verizon Communications, Inc.                         515,420
---------------------------------------------------------------------------
                                                                  1,007,908
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 25,758,594
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.3%
     428,693   BBH Securities Lending Fund **                       428,693
     442,857   Touchstone Institutional
               Money Market Fund ^                                  442,857
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $    871,550
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.6%
(COST $22,328,019)                                             $ 26,630,144
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)                    (412,243)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 26,217,901
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $422,931.

**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 97.0%
   AUTOS AND TRANSPORTATION -- 0.7%
       7,300   Kirby Corp.*                                    $    322,222
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 16.0%
      13,485   Cheesecake Factory (The)*                            316,493
      19,200   Coldwater Creek, Inc.*                               208,512
      17,500   Corrections Corp. of America*                        457,975
      14,100   DeVry, Inc.                                          521,841
       6,100   Dick's Sporting Goods, Inc.*                         409,615
      14,600   GameStop Corp.*                                      822,710
      15,515   Gap, Inc. (The)                                      286,097
       8,900   Gaylord Entertainment Co.*+                          473,658
       6,635   International Flavors & Fragrances, Inc.             350,726
      10,040   Jones Apparel Group                                  212,145
       7,125   Macy's, Inc.                                         230,280
      12,100   MSC Industrial Direct Co. - Class A                  612,139
      11,600   O'Reilly Automotive, Inc.*                           387,556
       8,734   Regis Corp.                                          278,702
         600   Snap-On, Inc.                                         29,724
      12,800   Tiffany & Co.                                        670,080
      13,000   VeriSign, Inc.*+                                     438,620
      15,200   VistaPrint, Ltd.*+                                   568,024
---------------------------------------------------------------------------
                                                                  7,274,897
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.9%
       8,300   Whole Foods Market, Inc.+                            406,368
---------------------------------------------------------------------------
   ENERGY -- 11.4%
       3,075   Cameron International Corp.*                         283,792
      15,600   Chesapeake Energy+                                   550,056
      22,800   CONSOL Energy, Inc.                                1,062,480
      12,300   Grant Prideco, Inc.*                                 670,596
       8,300   Hess Corp.+                                          552,199
       6,701   Murphy Oil Corp.                                     468,333
      10,700   Range Resources Corp.                                435,062
      11,700   Smith International, Inc.                            835,380
       4,780   Weatherford International, Ltd.*                     321,120
---------------------------------------------------------------------------
                                                                  5,179,018
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 10.6%
       2,870   Assurant, Inc.                                       153,545
       5,835   Commerce Bancorp, Inc.+                              226,281
      24,695   E*Trade Financial Corp.*                             322,517
       9,075   Federated Investors, Inc. - Class B                  360,278
       8,200   Fidelity National Information Services, Inc.         363,834
      27,400   Hudson City Bancorp, Inc.                            421,412
       2,700   Intercontinental  Exchange, Inc.*                    410,130
      18,600   Knight Capital Group, Inc.*                          222,456
       7,565   Marshall & Ilsley Corp.                              331,120
       6,500   Moody's Corp.                                        327,600
      18,576   New York Community Bancorp, Inc.                     353,873
      26,618   People's United Financial, Inc.                      459,959
       9,800   T. Rowe Price Group, Inc.                            545,761
       8,185   Willis Group Holdings, Ltd.                          335,094
---------------------------------------------------------------------------
                                                                  4,833,860
---------------------------------------------------------------------------
   HEALTH CARE -- 18.3%
       3,010   Beckman Coulter, Inc.                                222,018
      10,700   Celgene*                                             763,017
      12,700   DaVita, Inc.*                                        802,386
      18,900   DENTSPLY International, Inc.                         786,996
       7,605   Edwards Lifesciences Corp.*                          375,003
      58,800   Elan Corp. plc - ADR*                              1,237,151
      10,805   HEALTHSOUTH Corp.*+                                  189,196
       4,725   Hillenbrand Industries, Inc.                         259,970
       4,935   Hospira, Inc.*                                       204,556
       3,900   IDEXX Laboratories, Inc.*                            427,401
       7,000   Invitrogen Corp.*                                    572,110
       8,100   Manor Care+                                          521,640
      12,100   ResMed, Inc.*                                        518,727
      13,300   Shire Pharmaceuticals Group plc - ADR                983,934
       7,110   Thermo Fisher Scientific, Inc.*+                     410,389
---------------------------------------------------------------------------
                                                                  8,274,494
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 3.7%
       4,100   Allegheny Technologies, Inc.                         450,795
       5,280   Cytec Industries, Inc.                               361,099
       9,400   Hexcel Corp.*                                        213,474
      10,700   Textron, Inc.                                        665,647
---------------------------------------------------------------------------
                                                                  1,691,015
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 17.0%
       2,890   Alliant Techsystems*                                 315,877
      13,800   AMETEK, Inc.                                         596,436
       8,725   ASML Holding N.V.*                                   286,704
      15,700   Comverse Technology, Inc.*                           311,645
       7,320   Diebold, Inc.                                        332,474
       5,795   Dover                                                295,255
      10,700   Empresa Brasileira de Aeronautica S.A.               469,944
      12,500   IDEX Corp.                                           454,875
       8,700   ITT Industries, Inc.                                 590,991
       7,665   Joy Global, Inc.                                     389,842
       4,910   KLA-Tencor Corp.                                     273,880
       6,100   Mettler-Toledo International, Inc.*                  622,199
       6,616   Pentair, Inc.                                        219,519
       4,080   SPX Corp.                                            377,645
       8,430   Tektronix                                            233,848
       3,805   Teleflex, Inc.                                       296,486
      20,960   Teradyne*                                            289,248
       9,100   Thomas & Betts Corp.*                                533,624
      10,101   Verigy, Ltd.*                                        249,596
       8,900   Waters Corp.*                                        595,588
---------------------------------------------------------------------------
                                                                  7,735,676
---------------------------------------------------------------------------
   TECHNOLOGY -- 17.3%
      17,730   ADC Telecommunications, Inc.*                        347,685
      12,500   Amdocs, Ltd.*                                        464,875
      11,590   Analog Devices, Inc.                                 419,094
       9,300   Autodesk, Inc.*                                      464,721
      55,800   Brocade Communications Systems, Inc.*                477,648
       5,200   Cognizant Technology Solutions Corp.*                414,804
      14,700   Cognos, Inc.*                                        610,491
       3,900   DRS Technologies, Inc.                               214,968

See Notes to Schedules of Investments.

14

------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued


    Shares                                                         Value

COMMON STOCKS -- 97.0% - CONTINUED
   TECHNOLOGY -- 17.3% - continued
       6,365   International Rectifier Corp.*                  $    209,981
      44,485   LSI Logic*                                           330,079
      40,300   Marvell Technology Group Ltd.*                       659,711
      27,330   Maxim Integrated Products, Inc.                      802,135
      28,865   Micron Technology, Inc.*                             320,402
      18,200   Red Hat, Inc.*+                                      361,634
       9,500   Satyam Computer Services Ltd. - ADR                  245,955
      73,230   Sun Microsystems, Inc.*                              410,820
      45,300   TIBCO Software, Inc.*                                334,767
       4,300   Varian*                                              273,523
      22,125   Vishay Intertechnology*                              288,289
       5,740   Zebra Technologies Corp.*                            209,453
---------------------------------------------------------------------------
                                                                  7,861,035
---------------------------------------------------------------------------
   UTILITIES -- 1.1%
      14,600   Neustar, Inc. - Class A*+                            500,634
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 44,079,219
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 12.7%
   4,409,919   BBH Securities Lending Fund **                     4,409,919
   1,336,970   Touchstone Institutional
               Money Market Fund ^                                1,336,970
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $  5,746,889
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 109.7%
(COST $43,861,532)                                             $ 49,826,108
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.7%)                  (4,405,686)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 45,420,422
---------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $4,282,698.

**    Represents collateral for securities loaned.

ADR   - American Depository Receipt.

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date          Value

COMMERCIAL PAPER -- 4.9%
  $1,790,000   Societe Generale           5.00     10/1/07     $  1,790,000
   3,235,000   Charlotte NC COP
               Nascar Hall of Fame
               (LOC: KBC Bank N.V.)       5.40      2/8/08        3,235,000
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                         $  5,025,000
---------------------------------------------------------------------------
CORPORATE BONDS -- 16.3%
     100,000   National Rural
               Utilities Finance
               Corp.                      3.25     10/1/07          100,000
     500,000   Gillette Co.               3.50    10/15/07          499,557
     100,000   HSBC Finance Corp.         5.00    10/15/07           99,967
     229,000   Alabama Power Co.          3.50    11/15/07          228,440
     477,000   Caterpillar Financial
               Services Corp.             3.63    11/15/07          475,952
   4,950,000   Chubb Corp.                4.93    11/16/07        4,946,004
     255,000   American Express           3.75    11/20/07          254,395
     100,000   BankBoston NA              6.50    12/19/07          100,111
   1,000,000   Deutsche Bank
               Luxembourg, 144A           6.83    12/28/07        1,003,059
     215,000   Bank One NA                3.70     1/15/08          213,908
     125,000   Credit Suisse FB
               USA, Inc.                  4.63     1/15/08          124,681
     175,000   Citigroup, Inc.            3.50      2/1/08          173,967
     100,000   National Rural
               Utilities Finance
               Corp.                      6.20      2/1/08          100,268
     100,000   Bank of New York           3.75     2/15/08           99,292
     100,000   Mellon Funding Corp.       6.70      3/1/08          100,451
     100,000   PNC Financial
               Services Group, Inc.       4.20     3/10/08           99,514
     220,000   Key Bank NA                4.41     3/18/08          218,862
     400,000   Bank of America
               Corp.                      6.25      4/1/08          401,416
   1,870,000   National City Corp.        3.20      4/1/08        1,849,163
     250,000   Wells Fargo Co.            3.50      4/4/08          247,557
     250,000   Wachovia Corp.             6.30     4/15/08          250,960
   1,010,000   Merrill Lynch
               & Co., Inc.                3.70     4/21/08        1,000,436
     100,000   Intl Lease
               Finance Corp.              4.50      5/1/08           99,510
     125,000   Credit Suisse
               FB USA, Inc.               6.50      6/1/08          125,799
     210,000   General Electric
               Capital Corp.              8.50     7/24/08          215,024
     150,000   Bank One Corp.             6.00      8/1/08          150,735
     880,000   Wachovia Corp.             6.25      8/4/08          885,660
     200,000   US Bank NA                 4.40     8/15/08          198,486
     205,000   Wachovia Bank NA           4.38     8/15/08          203,861
     115,000   Caterpillar Financial
               Services Corp.             4.50      9/1/08          114,437
     100,000   McDonald's Corp.           5.35     9/15/08          100,297
     320,000   Bank of Scotland
               plc, 144A                  3.75     9/30/08          315,930
     775,000   JP Morgan
               Chase & Co.                5.75    10/15/08          780,844
     455,000   JP Morgan
               Chase & Co.                6.13    10/15/08          460,132
     455,000   Suntrust Banks             4.00    10/15/08          450,473
     100,000   UBS Paine Webber
               Group, Inc.                7.63    10/15/08          102,629
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                          $ 16,791,777
---------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 6.7%
   1,500,000   Chelsea MA
               LTGO BANS                  5.50    12/27/07        1,500,481
   2,000,000   South Euclid
               OH LTGO BANS
               Series 2007                5.50     1/29/08        2,000,000
   1,170,000   New Bedford MA
               LTGO BANS                  5.75     2/15/08        1,171,404
     750,000   New Bedford MA
               LTGO BANS
               Series C                   5.50     2/15/08          750,290
     500,000   MI Mun Bd Auth
               Rev (PG-Group B)           5.46      6/1/08          499,964
   1,000,000   Butler Co OH
               LTGO BANS                  5.47      8/7/08        1,000,000
---------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                  $  6,922,139
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 70.5%
   2,550,000   CFM International
               Inc (LOC: General
               Electric)                  5.20     10/1/07        2,550,000
   1,796,000   AK Indl Dev &
               Expt Auth
               (LOC: Wells
               Fargo Bank)                5.28     10/3/07        1,796,000
     610,000   Butler Co OH
               Cap Fdg Rev
               (CCAO Low Cost)
               (LOC: U.S. Bank NA)        5.21     10/3/07          610,000
     235,000   FL HFC MFH
               (Arlington) (LOC:
               Bank of America)           5.23     10/3/07          235,000
     385,000   Greenville SC Mem
               Aud (Bi-Lo Ctr)
               (LOC: Bank of
               America)                   5.23     10/3/07          385,000
   2,010,000   MA St Dev Fin
               Solid Waste
               (Newark Group)
               (LOC: Wachovia Bank)       5.30     10/3/07        2,010,000
      95,000   St Johns Co FL HFA
               (Ponce Harbor Apts)
               (LOC: FNMA)                5.23     10/3/07           95,000
     215,000   Volusia Co FL
               HFA MFH
               (Sunrise Pointe)
               (LOC: Bank of
               America)                   5.23     10/3/07          215,000
     825,000   Agra Enterprises
               LLC (LOC: U.S.
               Bank NA)                   5.22     10/4/07          825,000

See Notes to Schedules of Investments.

16

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date          Value

VARIABLE RATE DEMAND NOTES* -- 70.5% - CONTINUED
   $ 330,000   Albany NY Indl
               Dev Agy Civic Fac
               Rev (CHF Holland
               Proj-B) (LOC:  Toronto
               Dominion Bank)             5.23     10/4/07     $    330,000
     230,000   American
               Watchmakers
               (LOC: Fifth Third
               Bank)                      5.32     10/4/07          230,000
     600,000   Assk Properties LC
               (LOC: Wells
               Fargo Bank)                5.30     10/4/07          600,000
     265,000   Aurora IL IDA
               Rev Ser B (LOC:
               National City Bank)        5.28     10/4/07          265,000
     920,000   Aurora Kane &
               Du Page Co IL IDR
               (A&B Hldgs) (LOC:
               Federal Home
               Loan Bank)                 5.27     10/4/07          920,000
     655,000   Bee-Holdings Inc
               (LOC: National
               City Bank)                 5.23     10/4/07          655,000
     420,000   Berks Co PA IDA
               Student Hsg Rev
               (CHF Kutztown - B)
               (LOC: Citibank NA)         5.23     10/4/07          420,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc. - B)
               (LOC: Comerica
               Bank)                      5.59     10/4/07        2,000,000
   3,950,000   Capital Markets
               Access (LOC:
               Suntrust Bank)             5.30     10/4/07        3,950,000
     630,000   Corp Finance
               Managers (LOC:
               Wells Fargo Bank)          5.20     10/4/07          630,000
     336,000   CWB Investments
               LLC (LOC: Fifth
               Third Bank)                5.27     10/4/07          336,000
   1,525,000   Findlay Medical -
               Dental (LOC: Fifth
               Third Bank)                5.22     10/4/07        1,525,000
     337,000   Fitch Denney
               Funeral Home
               Inc (LOC: Federal
               Home Loan Bank)            5.27     10/4/07          337,000
     250,000   FL HFC MFH
               (Avalon Reserve)
               (LOC: FNMA)                5.23     10/4/07          250,000
     325,000   Grant Street
               Housing Partners
               (LOC: Wells
               Fargo Bank)                5.30     10/4/07          325,000
   2,449,000   Haas Door Co
               & Nofziger Doors
               Intl Inc (LOC:
               National City Bank)        5.18     10/4/07        2,449,000
     420,000   IL Fin Auth (Sunshine
               Thru Golf)  (LOC:
               LaSalle Bank)              5.25     10/4/07          420,000
     433,000   Jackson Foods
               Stores Inc (LOC:
               Key Bank NA)               5.20     10/4/07          433,000
     858,000   Johnson Bible College
               (LOC: Amsouth Bank)        5.19     10/4/07          858,000
     630,000   Keltec Inc (LOC:
               National City Bank)        5.28     10/4/07          630,000
     740,000   Kenwood Lincoln
               Mercury (LOC:
               National City Bank)        5.18     10/4/07          740,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ) (LOC:
               Regions Bank)              5.22     10/4/07          145,000
     145,000   LA Local Govt
               Bank Environment
               Facs CDA Rev
               (Northwestern
               St Univ-B) (LOC:
               Regions Bank)              5.22     10/4/07          145,000
   2,000,000   Lavonia O Frick
               Family Trust
               (LOC: Federal
               Home Loan Bank)            5.15     10/4/07        2,000,000
   1,000,000   M&P Richfield
               LLC (LOC: National
               City Bank)                 5.18     10/4/07        1,000,000
   1,000,000   MI St Strat Fd
               Rev Ser B (Mot LLC)
               (LOC: JP Morgan
               Chase Bank)                5.17     10/4/07        1,000,000
     360,000   Miklin Enterprises
               Inc (LOC: Federal
               Home Loan Bank)            5.27     10/4/07          360,000
   1,000,000   Mill St Village LLC
               (LOC: Federal
               Home Loan Bank)            5.32     10/4/07        1,000,000
   1,740,000   Mountain Agency
               Inc (LOC: U.S.
               Bank NA)                   5.27     10/4/07        1,740,000
   1,060,000   Mountain State
               Univ Inc WV Rev
               (LOC: Fifth
               Third Bank)                5.27     10/4/07        1,060,000
     785,000   P&P Investment
               Co Inc (LOC:
               National City Bank)        5.23     10/4/07          785,000
     250,000   Pine Tree Country
               Club (LOC:
               Regions Bank)              5.20     10/4/07          250,000

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 70.5% - CONTINUED
  $1,000,000   Polk Co FL IDA
               IDR (Metromont)
               (LOC: Wells
               Fargo Bank)                5.20     10/4/07     $  1,000,000
   2,300,000   Premier Senior
               Living LLC (LOC:
               Wachovia Bank)             5.16     10/4/07        2,300,000
   1,260,882   Rev Bd Ctf Ser
               2004-06 (Hunters
               Glen) (SPA:  AIG)          5.33     10/4/07        1,260,882
   1,000,000   Rev Bd Ctf Ser
               2004-10 (Pebble
               Brook) (SPA:  AIG)         5.33     10/4/07        1,000,000
   1,000,000   Rev Bd Ctf Ser
               2004-12 (Timber
               Lake) (SPA:  AIG)          5.33     10/4/07        1,000,000
     618,000   Rev Bd Ctf Ser
               2004-15 (Centennial)
               (SPA:  AIG)                5.33     10/4/07          618,000
   2,235,000   Rev Bd Ctf Ser
               2006-05 (Wildwood)
               (SPA:  AIG)                5.33     10/4/07        2,235,000
   2,000,000   Rev Bd Ctfs Ser 2004-2
               Class B (SPA:  AIG)        5.33     10/4/07        2,000,000
   2,300,000   San Juan Regional
               Med Ctr (LOC:
               Scotiabank)                5.20     10/4/07        2,300,000
   3,000,000   Security Self-Storage
               (LOC: Fifth Third
               Bank)                      5.19     10/4/07        3,000,000
   2,235,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)
               (LOC: Bank
               of America)                5.33     10/4/07        2,235,000
     170,000   Suffolk Co NY
               IDA (Hampton
               Day School) (LOC:
               JP Morgan
               Chase Bank)                5.24     10/4/07          170,000
   1,805,000   Taylor Steel Inc
               (LOC: Key
               Bank NA)                   5.20     10/4/07        1,805,000
     480,000   Vista Funding
               Ser 01-B (LOC:
               U.S. Bank NA)              5.18     10/4/07          480,000
     775,000   VP Pack LLC (LOC:
               Federal Home
               Loan Bank)                 5.28     10/4/07          775,000
   1,614,000   Wai Enterprises
               LLC Ser 2004
               (LOC: Federal
               Home Loan Bank)            5.21     10/4/07        1,614,000
     245,000   Watervliet NY
               Hsg Auth (Beltrone
               SR-B) (LOC:
               Citizens Bank)             5.23     10/4/07          245,000
   4,000,000   Watson Clinic
               LLP (LOC: Bank
               of America)                5.30     10/4/07        4,000,000
   2,610,000   Watsons Grand
               Rapids Properties
               LLC (LOC: U.S.
               Bank NA)                   5.21     10/4/07        2,610,000
     390,000   Westmoreland
               Co PA IDA
               (Greensburg
               Thermal) Ser B
               (LOC: PNC Bank NA)         5.16     10/4/07          390,000
     490,000   Wilmington Iron
               & Metal Co. (LOC:
               JP Morgan
               Chase Bank)                5.23     10/4/07          490,000
   2,100,000   Woods Group
               TN LLC (LOC:
               Amsouth Bank)              5.19     10/4/07        2,100,000
   1,010,000   Community Christian
               School Inc (LOC:
               Southtrust Bank)           5.23     10/5/07        1,010,000
     515,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)               5.23     10/5/07          515,000
     720,000   Green Valley Baptist
               Church (Birmingham AL)
               (LOC: Southtrust
               Bank)                      5.23     10/5/07          720,000
     305,000   Schenectady NY IDA
               Rev (JMR Dev
               Co Project)
               (LOC: Fleet Bank)          5.82     10/7/07          305,000
---------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                              $ 72,686,882
---------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 2.9%
   3,000,000   Deutsche Bank NY           4.90     10/1/07     $  3,000,000
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(COST $104,425,798)                                            $104,425,798
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                  (1,374,944)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $103,050,854
---------------------------------------------------------------------------

*     Maturity date represents the next reset date.
BANS  - Bond Anticipation Notes
CDA   - Community Development Authority
COP   - Certificate of Participation
FNMA  - Federal National Mortgage Association
HFA   - Housing Finance Authority
HFC   - Housing Finance Corporation
IDA   - Industrial Development Authority
IDR   - Industrial Development Revenue
LOC   - Line of Credit
LTGO  - Limited Tax General Obligation
MFH   - Multi-Family Housing
SPA   - Stand-by Purchase Agreement
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities were valued at $1,318,989 or 1.28% of net assets.

See Notes to Schedules of Investments.

18

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 67.4%
   AUTOS AND TRANSPORTATION -- 3.2%
     100,400   Superior Industries International, Inc.+        $  2,177,676
      35,000   Tidewater, Inc.                                    2,199,400
---------------------------------------------------------------------------
                                                                  4,377,076
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 4.6%
      60,800   Cross Country Healthcare, Inc.*                    1,062,176
      80,541   Handleman Company+                                   245,650
      66,900   JAKKS Pacific, Inc.*                               1,786,899
      31,200   Journal Communications, Inc.                         295,776
     126,800   LeapFrog Enterprises, Inc.*+                       1,046,100
       4,375   Liberty Media Corp. - Capital, Class A*              546,131
      36,875   Liberty Media Corp. - Interactive, Class A*          708,369
      32,000   Russ Berrie and Company, Inc.*                       537,600
---------------------------------------------------------------------------
                                                                  6,228,701
---------------------------------------------------------------------------
   ENERGY -- 9.3%
     164,093   Bronco Drilling Company, Inc.*+                    2,428,576
      58,405   Cimarex Energy Company                             2,175,586
     185,798   Pioneer Drilling Company*                          2,263,020
      56,133   Pogo Producing Company                             2,981,224
      23,800   St. Mary Land & Exploration Company                  848,946
      44,200   Whiting Petroleum Corp.*                           1,964,690
---------------------------------------------------------------------------
                                                                 12,662,042
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 22.9%
      16,300   Alliance Data Systems Corp.*                       1,262,272
      15,000   Ambac Financial Group, Inc.+                         943,650
      79,258   Bank of New York Mellon Corp.                      3,498,448
     131,737   Brookfield Asset Management, Inc. - Class A        5,071,874
      79,700   Brookline Bancorp, Inc.                              923,723
       9,500   Capital Southwest Corp.                            1,166,220
      13,800   CIT Group, Inc.                                      554,760
      28,250   Legg Mason, Inc.                                   2,381,193
      37,100   MBIA, Inc.+                                        2,264,955
      98,525   Millea Holdings, Inc. - ADR                        3,919,324
     145,460   NewAlliance Bancshares, Inc.                       2,135,353
       9,640   Nuveen Investments, Inc.                             597,102
     103,950   Origen Financial, Inc.                               628,898
      61,800   Phoenix Companies, Inc. (The)                        871,998
      40,420   ProLogis                                           2,681,867
      33,000   Radian Group, Inc.+                                  768,240
      48,725   Westwood Holdings Group, Inc.                      1,671,755
---------------------------------------------------------------------------
                                                                 31,341,632
---------------------------------------------------------------------------
   HEALTH CARE -- 1.6%
      88,000   Pfizer, Inc.                                       2,149,840
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 12.3%
      84,000   Forest City Enterprises, Inc. - Class A            4,633,440
      74,474   Louisiana-Pacific Corp.                            1,263,824
     125,187   P.H. Glatfelter Company                            1,857,775
      36,300   POSCO - ADR+                                       6,489,352
      41,600   St. Joe Company (The)+                             1,398,176
      32,568   USG Corp.*+                                        1,222,928
---------------------------------------------------------------------------
                                                                 16,865,495
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 4.8%
      51,300   Alamo Group, Inc.                                  1,261,467
      30,000   Applied Materials, Inc.                              621,000
      76,000   Electro Scientific Industries, Inc.*               1,820,960
      30,600   Lexmark International, Inc. - Class A*             1,270,818
      20,710   MDC Holdings, Inc.                                   847,867
      24,700   Skyline Corp.                                        742,976
---------------------------------------------------------------------------
                                                                  6,565,088
---------------------------------------------------------------------------
   TECHNOLOGY -- 8.7%
     169,000   AVX Corp.                                          2,720,899
      24,600   Bel Fuse, Inc. - Class B                             852,636
       1,570   Ceridian Corp.*                                       54,542
      62,600   Electronics For Imaging, Inc.*                     1,681,436
      75,000   Intel                                              1,939,500
      31,100   Sybase, Inc.*                                        719,343
     362,808   Sycamore Networks, Inc.*                           1,476,629
      30,700   Synopsys, Inc.*                                      831,356
     168,000   Tellabs, Inc.*                                     1,599,360
---------------------------------------------------------------------------
                                                                 11,875,701
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 92,065,575
---------------------------------------------------------------------------
FOREIGN STOCKS -- 18.6%
   AUTOS AND TRANSPORTATION -- 3.5%
     110,000   Toyota Industries Corp.                            4,740,347
---------------------------------------------------------------------------
   ENERGY -- 5.1%
      26,520   Canadian Natural Resources, Ltd.+                  2,008,890
      70,400   EnCana Corp.                                       4,354,240
      20,000   Nabors Industries, Ltd.*                             615,400
---------------------------------------------------------------------------
                                                                  6,978,530
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.3%
      20,000   Arch Capital Group Ltd.*                           1,488,200
     172,500   Investor AB - Class A                              4,336,794
---------------------------------------------------------------------------
                                                                  5,824,994
---------------------------------------------------------------------------
   HEALTH CARE -- 0.5%
      23,000   Daiichi Sankyo Company, Ltd.                         690,811
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.7%
      12,500   Agrium, Inc.                                         679,750
      50,000   Mitsui Fudosan Co., Ltd.                           1,388,587
     100,000   TimberWest Forest Corp.                            1,603,579
---------------------------------------------------------------------------
                                                                  3,671,916
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 2.5%
     320,000   Hutchison Whampoa, Ltd.                            3,422,757
---------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                           $ 25,329,355
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 25.1%
  15,736,662   BBH Securities Lending Fund **                    15,736,662
  18,566,446   Touchstone Institutional
               Money Market Fund ^                               18,566,446
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $ 34,303,108
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 111.1%
(Cost $112,542,365)                                            $151,698,038
LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.1%)                (15,167,687)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $136,530,351
---------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $15,218,893.

**    Represents collateral for securities loaned.

ADR   - American Depository Receipt.

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.8%
   AUTOS AND TRANSPORTATION -- 4.2%
       7,275   Norfolk Southern Corp.                          $    377,645
      15,601   Werner Enterprises, Inc.                             267,557
---------------------------------------------------------------------------
                                                                    645,202
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 8.1%
       1,298   Home Depot, Inc.                                      42,107
       1,679   Sears Holdings Corp.*+                               213,569
       8,716   Sony Corp. - ADR+                                    418,891
      15,528   Time Warner, Inc.                                    285,094
      15,829   Wolseley plc - ADR+                                  269,410
---------------------------------------------------------------------------
                                                                  1,229,071
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 8.1%
      14,511   Cadbury Schweppes plc - ADR                          675,051
       3,908   Casey's General Stores, Inc.                         108,252
      13,003   Kraft Foods, Inc. - Class A                          448,734
---------------------------------------------------------------------------
                                                                  1,232,037
---------------------------------------------------------------------------
   ENERGY -- 14.0%
       4,001   ConocoPhillips                                       351,168
       7,835   Eni S.p.A. - ADR                                     577,909
       4,609   Exxon Mobil Corp.                                    426,609
      10,084   Repsol YPF, S.A. - ADR+                              357,982
      10,189   Swift Energy Co.*                                    416,934
---------------------------------------------------------------------------
                                                                  2,130,602
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 16.1%
       4,925   American International Group, Inc.                   333,176
       9,186   Bank of America Corp.                                461,780
      11,052   Citigroup, Inc.                                      515,797
      17,772   J.P. Morgan Chase & Co.                              814,314
       4,531   Merrill Lynch & Co., Inc.                            322,970
---------------------------------------------------------------------------
                                                                  2,448,037
---------------------------------------------------------------------------
   HEALTH CARE -- 12.5%
       9,274   Amgen, Inc.*                                         524,630
       7,116   Johnson & Johnson                                    467,521
      10,174   Novartis AG - ADR                                    559,163
      14,428   Pfizer, Inc.                                         352,476
---------------------------------------------------------------------------
                                                                  1,903,790
---------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 5.4%
      14,162   Amcor Ltd. - ADR                                     369,964
      22,884   Ferro Corp.                                          457,222
---------------------------------------------------------------------------
                                                                    827,186
---------------------------------------------------------------------------
   OTHER -- 5.2%
       7,216   iShares Dow Jones
               U.S. Financial Sector Index Fund                     791,018
---------------------------------------------------------------------------
   PRODUCER DURABLES -- 9.3%
      14,036   General Electric Co.                                 581,090
       9,974   Lexmark International, Inc.*                         414,220
      14,930   Plantronics, Inc.                                    426,252
---------------------------------------------------------------------------
                                                                  1,421,562
---------------------------------------------------------------------------
   TECHNOLOGY -- 4.0%
       5,810   Intel Corp.                                          150,247
      24,551   Motorola, Inc.                                       454,930
---------------------------------------------------------------------------
                                                                    605,177
---------------------------------------------------------------------------
   UTILITIES -- 11.9%
      24,223   Deutsche Telekom AG - ADR                            475,497
       8,106   E. ON AG - ADR                                       497,466
      12,696   France Telecom SA                                    424,554
       9,339   Verizon Communications, Inc.                         413,531
---------------------------------------------------------------------------
                                                                  1,811,048
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 15,044,730
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 7.7%
     981,395   BBH Securities Lending Fund **                       981,395
     184,957   Touchstone Institutional
               Money Market Fund ^                                  184,957
---------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                         $  1,166,352
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.5%
(COST $14,691,505)                                             $ 16,211,082
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.5%)                    (994,438)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $15,216,644
---------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2007, was $949,769.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

20

------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                        Value

EXCHANGE TRADED FUNDS -- 98.8%
      38,050   iShares Lehman Aggregate Bond Fund              $  3,805,761
      40,790   iShares MSCI EAFE Index Fund                       3,370,478
       8,160   iShares S&P 500 Index Fund                         1,246,032
      53,720   iShares S&P 500/BARRA
               Growth Index Fund                                  3,812,508
      67,110   iShares S&P 500/BARRA
               Value Index Fund                                   5,463,425
      11,600   iShares S&P MidCap 400/
               BARRA Growth Index Fund                            1,051,192
      11,660   iShares S&P MidCap 400/
               BARRA Value Index Fund                               980,140
       1,420   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                              203,301
       7,650   iShares S&P SmallCap 600/
               BARRA Value Index Fund                               577,116
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                    $ 20,509,953
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(COST $18,559,038)                                             $ 20,509,953
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                       245,104
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 20,755,057
---------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                        Value

EXCHANGE TRADED FUNDS -- 99.1%
      23,070   iShares Lehman 1-3 Year
               Treasury Bond Fund                              $  1,876,283
     125,130   iShares Lehman Aggregate Bond Fund                12,515,502
      23,460   iShares MSCI EAFE Index Fund                       1,938,500
       3,090   iShares S&P 500 Index Fund                           471,843
      30,740   iShares S&P 500/BARRA
               Growth Index Fund                                  2,181,618
      37,240   iShares S&P 500/BARRA
               Value Index Fund                                   3,031,708
       5,330   iShares S&P MidCap 400/
               BARRA Growth Index Fund                              483,005
       5,410   iShares S&P MidCap 400/
               BARRA Value Index Fund                               454,765
       1,670   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                              239,094
       2,960   iShares S&P SmallCap 600/
               BARRA Value Index Fund                               223,302
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                    $ 23,415,620
---------------------------------------------------------------------------
INVESTMENT FUND -- 1.0%
     245,027   Touchstone Institutional
               Money Market Fund ^                             $    245,027
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(COST $22,611,761)                                             $ 23,660,647
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                     (13,218)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $23,647,429
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

22

----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.9%
      14,470   iShares Lehman Aggregate Bond Fund              $  1,447,289
     123,750   iShares MSCI EAFE Index Fund                      10,225,462
      19,870   iShares S&P 500/BARRA
               Growth Index Fund                                  1,410,174
      16,720   iShares S&P 500/BARRA
               Value Index Fund                                   1,361,175
     111,580   iShares S&P MidCap 400/
               BARRA Growth Index Fund                           10,111,380
     115,800   iShares S&P MidCap 400/
               BARRA Value Index Fund                             9,734,148
      71,300   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                           10,208,021
      17,190   iShares S&P SmallCap 600/
               BARRA Value Index Fund                             1,296,814
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                    $ 45,794,463
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.9%
(COST $43,960,668)                                             $ 45,794,463
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                       502,228
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 46,296,691
---------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2007 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.8%
     169,150   iShares Lehman Aggregate Bond Fund              $ 16,918,384
      65,710   iShares MSCI EAFE Index Fund                       5,429,617
      11,580   iShares S&P 500 Index Fund                         1,768,266
      89,250   iShares S&P 500/BARRA
               Growth Index Fund                                  6,334,073
     112,420   iShares S&P 500/BARRA
               Value Index Fund                                   9,152,112
      14,910   iShares S&P MidCap 400/
               BARRA Growth Index Fund                            1,351,144
      20,230   iShares S&P MidCap 400/
               BARRA Value Index Fund                             1,700,534
       3,130   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                              448,122
      10,980   iShares S&P SmallCap 600/
               BARRA Value Index Fund                               828,331
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                    $ 43,930,583
---------------------------------------------------------------------------
INVESTMENT FUND -- 0.9%
     380,874   Touchstone Institutional
               Money Market Fund ^                             $    380,874
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(COST $41,121,108)                                             $ 44,311,457
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                       123,257
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $ 44,434,714
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

24

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TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
September 30, 2007 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2007, there were no futures contracts held in the Funds.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of September 30, 2007, the following Funds loaned securities and received collateral as follows:

                                           Fair Value of           Value of
Fund                                     Securities Loaned   Collateral Received
Touchstone Balanced Fund                 $         299,869   $           303,593
Touchstone Baron Small Cap Fund          $       3,038,810   $         3,188,225
Touchstone Growth & Income Fund          $         507,692   $           519,686
Touchstone High Yield Fund               $         580,385   $           608,758
Touchstone Large Cap Core Equity Fund    $         422,931   $           428,693
Touchstone Mid Cap Growth Fund           $       4,282,698   $         4,409,919
Touchstone Third Avenue Value Fund       $      15,218,893   $        15,736,662
Touchstone Value Plus Fund               $         949,769   $           981,395

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2007, there were no forward foreign currency contracts held in the Funds.

26

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

FEDERAL TAX INFORMATION. As of September 30, 2007, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                      Net
                                                                  Gross            Gross          Unrealized
                                                Federal         Unrealized       Unrealized      Appreciation
                                                Tax Cost       Appreciation     Depreciation     (Depreciation)
                                             --------------   --------------   --------------    --------------
Touchstone Balanced Fund                     $   27,230,276   $    3,248,528   $     (784,342)   $    2,464,186
Touchstone Baron Small Cap Fund              $   20,743,352   $   11,185,138   $     (561,455)   $   10,623,683
Touchstone Core Bond Fund                    $   39,201,690   $      323,585   $     (409,049)   $      (85,464)
Touchstone Eagle Capital Appreciation Fund   $   32,385,670   $    3,590,874   $     (667,744)   $    2,923,130
Touchstone Growth & Income Fund              $   24,772,022   $    3,135,610   $     (578,746)   $    2,556,864
Touchstone High Yield Fund                   $   31,723,722   $      355,193   $   (1,020,865)   $     (665,672)
Touchstone Large Cap Core Equity Fund        $   22,727,714   $    4,736,601   $     (834,171)   $    3,902,430
Touchstone Mid Cap Growth Fund               $   44,011,943   $    7,356,737   $   (1,542,572)   $    5,814,165
Touchstone Money Market Fund                 $  104,425,798   $           --   $           --    $           --
Touchstone Third Avenue Fund                 $  112,542,365   $   42,892,159   $   (3,736,486)   $   39,155,673
Touchstone Value Plus Fund                   $   14,758,550   $    1,842,226   $     (389,694)   $    1,452,532
Touchstone Aggressive ETF Fund               $   18,612,469   $    1,960,759   $      (63,275)   $    1,897,484
Touchstone Conservative ETF Fund             $   22,632,005   $    1,114,257   $      (85,615)   $    1,028,642
Touchstone Enhanced ETF Fund                 $   44,044,035   $    2,742,502   $     (992,074)   $    1,750,428
Touchstone Moderate ETF Fund                 $   41,167,595   $    3,345,960   $     (202,098)   $    3,143,862

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 20, 2007